Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2025
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2025